INTANGIBLE ASSETS AND GOODWILL	6 Months Ended
Mar. 31, 2026
Intangible Asset, Goodwill and Other [Abstract]
INTANGIBLE ASSETS AND GOODWILL

Note 8 – INTANGIBLE ASSETS AND GOODWILL

Intangible assets and goodwill were recognized in connection with the acquisition of Celnet BJ and Celnet HK on October 29, 2025. Customer relationships are amortized on a straight-line basis over their estimated useful life of 5 years.

	Customer Relationship	Goodwill	Subtotal
Cost
Balance as of September 30, 2025	$-	$-	$-
Additions from business combinations	471,600	1,223,018	1,694,618
Balance as of March 31, 2026	$471,600	$1,223,018	$1,694,618

Accumulated Amortization
Balance as of September 30, 2025	$-	$-	$-
Additions	(39,300)	-	(39,300)
Balance as of March 31, 2026	$(39,300)	$-	(39,300)

Carrying amounts
Balance as of September 30, 2025	$-	$-	$-
Balance as of March 31, 2026	$432,300	$1,223,018	$1,655,318

For the six months ended March 31, 2026, the amortization expenses of customer relationships are included in selling expenses of $39,300.